Fair Value Measurements - Schedule of Fair Value of Variable and Fixed Rate Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Level 1 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	$ 127,409
Level 1 [Member] | Russian Ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	127,409
Level 2 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	5,805,056
Level 2 [Member] | Russian Ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,031,864
Level 2 [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	3,404,131
Level 2 [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	369,061
Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	7,117,493
Level 3 [Member] | Russian Ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,957,408
Level 3 [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	3,717,751
Level 3 [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	442,334
Fair Value [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	5,932,465
Fair Value [Member] | Russian Ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,159,273
Fair Value [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	3,404,131
Fair Value [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	$ 369,061